SHORT-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2021
SHORT-TERM INVESTMENTS
Schedule of short-term investments

		December 31,
	Category	2021	2020
Mutual funds (Notes 28)	At FVTPL	10,719	10,699
Assets in Sistema-Capital trust management (Notes 28)	At FVTPL	10,374	10,313
Notes / loans	At amortized cost	6,383	1,007
Deposits	At amortized cost	1,499	1,415
Short-term investments, gross		28,975	23,434
Allowance for ECL		(3)	—
Total short-term investments		28,972	23,434